INTEREST BEARING LOANS AND BORROWINGS - Short-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loans and borrowings
Short-term bonds		¥ 2,411,256	¥ 9,331,488
Bank and other loans, current		20,738,030	21,238,166
Gold leasing arrangements			7,018,609
Current portion of lease liabilities		828,272	1,358,654
Current portion of medium-term notes		7,100,711
Current portion of long-term bank and other loans		3,629,014	3,339,687
Current portion of long term borrowings Including bonds		13,969,253	21,048,438
Interest-bearing loans and borrowings	$ 5,319,124	34,707,283	42,286,604
JPY
Loans and borrowings
Interest-bearing loans and borrowings		15,000	17,000
USD
Loans and borrowings
Interest-bearing loans and borrowings		1,312,000	4,006,000
Secured
Loans and borrowings
Bank and other loans, current		863,738	465,000
Guaranteed
Loans and borrowings
Bank and other loans, current		50,000
Unsecured
Loans and borrowings
Bank and other loans, current		¥ 19,824,292	¥ 20,773,166